Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans:
with a weighted-average interest rate of 4.64%	56,008
with a weighted-average interest rate of 7.70%		86,467
Repurchase agreement:
with a weighted-average interest rate of 0.01%		62,805
Secured call money:
with a weighted-average interest rate of 0.10%	6,000

	62,008	149,272

At March 31, 2016, certain subsidiaries in the Financial Services segment pledged securities investments with a book value of 48,691 million yen as collateral for 62,805 million yen of short-term repurchase agreements. The repurchase agreement provides for net settlement upon a termination event.

In addition, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with an aggregate book value of 34,749 million yen as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans, representing obligations principally to banks:
Due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum	425,437
Due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum		237,850
Unsecured 1.57% bonds, due 2015, net of unamortized discount	30,000
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,999
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured zero coupon convertible bonds, due 2022		120,000
Secured 0.10% loans, due 2016 to 2019	20,000	40,000
Capital lease obligations and other:
Due 2015 to 2025, with interest rates ranging from 0.36% to 8.07% per annum	66,880
Due 2016 to 2024, with interest rates ranging from 0.36% to 9.99% per annum		43,248
Guarantee deposits received	12,988	11,875

	871,604	744,273
Less — Portion due within one year	159,517	187,668

	712,087	556,605

At March 31, 2016, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 44,241 million yen as collateral for 40,000 million yen of long-term loans.

In March 2012, Sony executed a 1,365 million U.S. dollar unsecured bank loan with a group of lenders having six to ten year maturity terms in connection with Sony’s acquisition of Ericsson’s 50% equity interest in Sony Ericsson. This bank loan utilizes the Japan Bank for International Cooperation Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies as a countermeasure against yen appreciation. The terms of this U.S. dollar loan require accelerated repayment of the entire outstanding balance if Sony Corporation or its wholly-owned subsidiaries discontinue the business of mobile devices featuring telephone functionality. In March 2016, Sony repaid 682 million U.S. dollars of the 1,365 million U.S. dollars. As a result, the outstanding balance as of March 31, 2016 was 683 million U.S. dollars.

On July 21, 2015, Sony issued 120,000 million yen of 130% callable unsecured zero coupon convertible bonds with stock acquisition rights due 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from September 1, 2015 to September 28, 2022. The initial conversion price is 5,008 yen per common share. In addition to the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula that is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 3,526.5 yen to 5,008.0 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount after July 21, 2020, if the closing sales price per share of Sony’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days. Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting purposes. There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.

There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2017	187,668
2018	82,616
2019	202,151
2020	75,474
2021	4,429
Later fiscal years	191,935

Total	744,273

At March 31, 2016, Sony had unused committed lines of credit amounting to 523,043 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2016, Sony has commercial paper programs totaling 838,040 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.